Pay vs Performance Disclosure pure in Millions		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

The following table sets forth information concerning: (1) the compensation of our Principal Executive Officers (“PEOs”) (Mr. Riley — Chairman and Co-Chief Executive Officer and Mr. Kelleher — Co-Chief Executive Officer) and the average compensation for our other Named Executive Officers (“Non-PEO NEOs”), both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for each of the fiscal years ended December 31, 2020, 2021, 2022, 2023, and 2024 and (2) our cumulative total shareholder return (“TSR”), the cumulative TSR of our selected peer group (“Russell 2000 Financials Industry TSR”), Net Income (Loss) and Operating Adjusted EBITDA over such years, in each case determined in accordance with SEC rules:

(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Compensation Table Total for Mr. Riley ($)	Summary Compensation Table Total for Mr. Kelleher ($)	Compensation Actually Paid to Mr. Riley ($)(2)	Compensation Actually Paid to Mr. Kelleher ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) (millions)	Operating Adjusted EBITDA (millions) ($)(4)
							Total Shareholder Return ($)	Russell 2000 Financials Industry Total Shareholder Return ($)(3)
2024	$2,168,622	$2,168,622	$499,153	$499,153	$1,584,510	$969,502	$29.31	$137.66	($764)	$126
2023	$5,563,318	$5,563,318	$4,932,653	$4,932,653	$3,378,257	$3,178,327	$129.10	$118.08	($100)	$363
2022	$3,367,249	$6,167,249	($18,578,276)	($15,778,276)	$2,654,676	($6,818,381)	$186.36	$105.20	($160)	$394
2021	$20,006,437	$19,957,562	$36,817,324	$36,620,649	$8,493,314	$15,852,678	$448.30	$124.45	$445	$440
2020	$3,746,062	$3,720,868	$9,870,335	$9,815,272	$2,405,112	$5,133,907	$186.22	$95.77	$205	$324

(1)      The following individuals are our other Named Executive Officers for each fiscal year:

Year	PEO(s)	Non-PEO NEOs
2024	Bryant R. Riley and Thomas J. Kelleher	Phillip J. Ahn(5), Kenneth Young(6), Andrew Moore(7) and Alan N. Forman
2023	Bryant R. Riley and Thomas J. Kelleher	Phillip J. Ahn, Kenneth Young, Andrew Moore and Alan N. Forman
2022	Bryant R. Riley and Thomas J. Kelleher	Phillip J. Ahn, Kenneth Young, Andrew Moore and Alan N. Forman
2021	Bryant R. Riley and Thomas J. Kelleher	Phillip J. Ahn, Kenneth Young, Andrew Moore and Alan N. Forman
2020	Bryant R. Riley and Thomas J. Kelleher	Phillip J. Ahn, Kenneth Young, Andrew Moore and Alan N. Forman

(2)      Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2024
Adjustments	Mr. Riley	Mr. Kelleher	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable FY	($1,081,780)	($1,081,780)	($357,373)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$381,365	$381,365	$125,986
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	($768,274)	($768,274)	($301,202)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$27,220	$27,220	$13,375
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	($228,000)	($228,000)	($95,794)
Increase based on Dividends or Other Earnings Paid during Applicable FY upon Vesting Date	$0	$0	$0
TOTAL ADJUSTMENTS	($1,669,470)	($1,669,470)	($615,008)

(3)      TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The Russell 2000 Financials Industry Index is the same index we use in our performance graph in the Company’s Annual Reports on Form 10-K for the year ended December 31, 2024.

(4)      Our Board reviews our Operating Adjusted EBITDA on a quarterly basis as a performance measure and in connection with awarding discretionary bonuses to our NEOs in 2024. We define Operating Adjusted EBITDA as Adjusted EBITDA excluding (i) Trading Income (Loss) and Fair Value Adjustments on Loans, (ii) Realized and Unrealized Gains (Losses) on Investments, and (iii) other investment related expenses. During the fourth quarter of 2023, the Company recast its operating metrics to include revenues from fixed income trading. Operating Adjusted EBITDA has been adjusted to include fixed income trading revenue for the periods presented. This performance measure may not have been the most important financial performance measure for prior fiscal years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

(5)      Mr. Ahn resigned effective as of June 3, 2025.

(6)      Mr. Young resigned effective as of September 20, 2024.

(7)      Mr. Moore was not re-appointed as an executive officer of the Company, but continues to serve as the Co-Chief Executive Officer of B. Riley Securities, Inc. effective as of September 18, 2025.

Named Executive Officers, Footnote

(1)      The following individuals are our other Named Executive Officers for each fiscal year:

Year	PEO(s)	Non-PEO NEOs
2024	Bryant R. Riley and Thomas J. Kelleher	Phillip J. Ahn(5), Kenneth Young(6), Andrew Moore(7) and Alan N. Forman
2023	Bryant R. Riley and Thomas J. Kelleher	Phillip J. Ahn, Kenneth Young, Andrew Moore and Alan N. Forman
2022	Bryant R. Riley and Thomas J. Kelleher	Phillip J. Ahn, Kenneth Young, Andrew Moore and Alan N. Forman
2021	Bryant R. Riley and Thomas J. Kelleher	Phillip J. Ahn, Kenneth Young, Andrew Moore and Alan N. Forman
2020	Bryant R. Riley and Thomas J. Kelleher	Phillip J. Ahn, Kenneth Young, Andrew Moore and Alan N. Forman

PEO Actually Paid Compensation Amount	[1]	$ 499,153
Non-PEO NEO Average Total Compensation Amount	[2]	1,584,510	$ 3,378,257	$ 2,654,676	$ 8,493,314	$ 2,405,112
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 969,502	3,178,327	(6,818,381)	15,852,678	5,133,907
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:
	2024
Adjustments	Mr. Riley	Mr. Kelleher	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable FY	($1,081,780)	($1,081,780)	($357,373)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$381,365	$381,365	$125,986
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	($768,274)	($768,274)	($301,202)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$27,220	$27,220	$13,375
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	($228,000)	($228,000)	($95,794)
Increase based on Dividends or Other Earnings Paid during Applicable FY upon Vesting Date	$0	$0	$0
TOTAL ADJUSTMENTS	($1,669,470)	($1,669,470)	($615,008)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Pay Versus Performance Tabular List

The following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs to performance for the fiscal year ended December 31, 2024:

•        Operating Adjusted EBITDA

•        Total Adjusted EBITDA

•        Total shareholder return

Total Shareholder Return Amount		$ 29.31	129.1	186.36	448.3	186.22
Net Income (Loss)		$ (764,000,000)	$ (100,000,000)	$ (160,000,000)	$ 445,000,000	$ 205,000,000
Company Selected Measure Amount	[3]	126	363	394	440	324
Adjustment to Compensation, Amount		$ (615,008)
PEO Name		Bryant R. Riley and Thomas J. Kelleher
Measure:: 1
Pay vs Performance Disclosure
Name		Operating Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name		Total Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name		Total shareholder return
Mr. Riley [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 2,168,622	$ 5,563,318	$ 3,367,249	$ 20,006,437	$ 3,746,062
PEO Actually Paid Compensation Amount	[1]		4,932,653	(18,578,276)	36,817,324	9,870,335
Adjustment to Compensation, Amount		(1,669,470)
Mr. Kelleher [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		2,168,622	5,563,318	6,167,249	19,957,562	3,720,868
PEO Actually Paid Compensation Amount	[1]	499,153	4,932,653	(15,778,276)	36,620,649	9,815,272
Adjustment to Compensation, Amount		(1,669,470)
Russell 2000 Financials Industry [Member]
Pay vs Performance Disclosure
Total Shareholder Return Amount	[4]	137.66	$ 118.08	$ 105.2	$ 124.45	$ 95.77
PEO | Mr. Riley [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,081,780)
PEO | Mr. Riley [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		381,365
PEO | Mr. Riley [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(768,274)
PEO | Mr. Riley [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		27,220
PEO | Mr. Riley [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(228,000)
PEO | Mr. Riley [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. Kelleher [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,081,780)
PEO | Mr. Kelleher [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		381,365
PEO | Mr. Kelleher [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(768,274)
PEO | Mr. Kelleher [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		27,220
PEO | Mr. Kelleher [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(228,000)
PEO | Mr. Kelleher [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Average Non-PEO NEOs [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(357,373)
Average Non-PEO NEOs [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		125,986
Average Non-PEO NEOs [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(301,202)
Average Non-PEO NEOs [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		13,375
Average Non-PEO NEOs [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(95,794)
Average Non-PEO NEOs [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0

[1]	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:
	2024
Adjustments	Mr. Riley	Mr. Kelleher	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable FY	($1,081,780)	($1,081,780)	($357,373)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$381,365	$381,365	$125,986
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	($768,274)	($768,274)	($301,202)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$27,220	$27,220	$13,375
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	($228,000)	($228,000)	($95,794)
Increase based on Dividends or Other Earnings Paid during Applicable FY upon Vesting Date	$0	$0	$0
TOTAL ADJUSTMENTS	($1,669,470)	($1,669,470)	($615,008)

[2]

(1)      The following individuals are our other Named Executive Officers for each fiscal year:

Year	PEO(s)	Non-PEO NEOs
2024	Bryant R. Riley and Thomas J. Kelleher	Phillip J. Ahn(5), Kenneth Young(6), Andrew Moore(7) and Alan N. Forman
2023	Bryant R. Riley and Thomas J. Kelleher	Phillip J. Ahn, Kenneth Young, Andrew Moore and Alan N. Forman
2022	Bryant R. Riley and Thomas J. Kelleher	Phillip J. Ahn, Kenneth Young, Andrew Moore and Alan N. Forman
2021	Bryant R. Riley and Thomas J. Kelleher	Phillip J. Ahn, Kenneth Young, Andrew Moore and Alan N. Forman
2020	Bryant R. Riley and Thomas J. Kelleher	Phillip J. Ahn, Kenneth Young, Andrew Moore and Alan N. Forman

[3]	Our Board reviews our Operating Adjusted EBITDA on a quarterly basis as a performance measure and in connection with awarding discretionary bonuses to our NEOs in 2024. We define Operating Adjusted EBITDA as Adjusted EBITDA excluding (i) Trading Income (Loss) and Fair Value Adjustments on Loans, (ii) Realized and Unrealized Gains (Losses) on Investments, and (iii) other investment related expenses. During the fourth quarter of 2023, the Company recast its operating metrics to include revenues from fixed income trading. Operating Adjusted EBITDA has been adjusted to include fixed income trading revenue for the periods presented. This performance measure may not have been the most important financial performance measure for prior fiscal years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.
[4]	TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The Russell 2000 Financials Industry Index is the same index we use in our performance graph in the Company’s Annual Reports on Form 10-K for the year ended December 31, 2024.